Related Party Transactions and Lease Obligations	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions and Lease Obligations

6. RELATED PARTY OBLIGATIONS

On April 23, 2012, the Company entered into a lease agreement with One World Ranches, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Company’s Board of Directors, and his wife, to rent the space being used as the Company’s principal office and laboratory facility. The original term of the lease was from May 1, 2012 to May 1, 2017. In May 2017, the Company extended the lease through May 1, 2020. Our rent payments thereunder were $2,300 per month until May 1, 2017 and increased to $2,600 per month on May 1, 2017. Aggregate payments under the lease for the three months ended June 30, 2017 and 2016 were $7,500 and $6,900, respectively.

7. RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

On April 23, 2012, the Company entered into a lease agreement with One World Ranches LLC (“One World Ranches”), (the “Carlson Lease”). The Carlson Lease began on May 1, 2012 and was extended from May 1, 2017 to May 1, 2020. Our rent payments thereunder were $2,300 per month until May 1, 2017 and increased to $2,600 per month on May 1, 2017.. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

Aggregate payments under leases with related parties for the years ended March 31, 2017 and 2016 were $27,600 and $30,600, respectively.

On May 16, 2014, the Company entered into an Asset Purchase Agreement with Percipio Biosciences, Inc. (“Percipio”), a Delaware corporation, to purchase certain assets of Percipio for $50,000. The Company’s Chief Executive Officer, Robert Brooke, owned 20% of Percipio. At March 31, 2017, $10,500 of the purchase price remains unpaid and is included in accounts payable on the accompanying balance sheet.